Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 17,323	$ (26,921)	$ (38,861)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(244)	(262)	(1,456)
Other comprehensive income (loss), net of tax of nil	(244)	(262)	(1,456)
Comprehensive (loss) income	17,079	(27,183)	(40,317)
Less: comprehensive (loss) income attributable to noncontrolling interest	14	18	76
Comprehensive (loss) income attributable to Borqs Technologies, Inc.	$ 17,065	$ (27,201)	$ (40,393)